Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
Note 12: - Leases

The Company leases office spaces under non-cancellable operating lease agreements in Israel and the U.S. The initial term for the operating lease of the Company’s office space in Israel was until December 2021, however, the Company utilized a five-year renewal option such that the agreement will expire in December 2026. The operating lease for the office space in the U.S expires in April 2027 and has no renewal option. The Company subleases a portion of its Israel office space.

The components of operating lease cost recorded under operating expenses were as follows for the years ended:

	December 31,
	2024	2023	2022
Fixed cost and variable cost that depend on an index	$3,121	$2,689	$3,312
Impairment of lease ROU asset	-	211	-
Short term lease cost	63	76	23
Sublease income	(204)	(1,293)	(434)
Total	$2,980	$1,683	$2,901

Weighted average remaining lease term as of December 31, 2024	2.06 years
Weighted average discount rate	3.07%

Cash payments related to operating lease liabilities for the years ended December 31, 2024, 2023 and 2022, were $3,331, $3,374, and $3,624, respectively

The minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2024, were as follows:

2025	$2,647
2026	2,733
2027	157
Total undiscounted lease payments	5,537
Less: imputed interest	(182)
Present value of lease liabilities	$5,355